CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	ATM Facility Member	Share-based Payment Arrangement [Member]	IPO [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] ATM Facility Member	Additional Paid-In Capital [Member] Share-based Payment Arrangement [Member]	Additional Paid-In Capital [Member] IPO [Member]	Shares in Treasury [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2018	$ 93,397				$ 3		$ 176,069				$ (230)	$ (82,445)	$ 0
Beginning balance, shares at Dec. 31, 2018					32,648,893
Net loss	(39,612)											(39,612)
Stock-based compensation	9,175						9,175
Issuance of common stock from stock-based compensation awards,shares					369,260
Issuance of common stock from stock-based compensation awards	344						344
Shares withheld for net share settlement	(813)										(813)
Shares withheld for net share settlement, shares					(66,824)
Other comprehensive income (loss)	17												17
Ending balance at Dec. 31, 2019	62,508				$ 3		185,588				(1,043)	(122,057)	17
Ending balance, shares at Dec. 31, 2019					32,951,329
Net loss	(44,836)											(44,836)
Stock-based compensation	4,971						4,971
Issuance of common stock from stock-based compensation awards,shares					381,507
Issuance of common stock from stock-based compensation awards	212						212
Issuance of common stock	14,037				$ 1		14,036
Issuance of common stock, shares					3,750,000
Shares withheld for net share settlement, shares					(17,792)
Other comprehensive income (loss)	(17)												(17)
Ending balance at Dec. 31, 2020	36,875				$ 4		204,807				(1,043)	(166,893)	0
Ending balance, shares at Dec. 31, 2020					37,065,044
Net loss	(22,142)											(22,142)
Stock-based compensation	865						865
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, shares			236,680
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, amount			$ 227						$ 227
Ending balance at Sep. 30, 2021	15,825				$ 4		205,899				(1,043)	(189,035)
Ending balance, shares at Sep. 30, 2021					37,301,724
Beginning balance at Dec. 31, 2020	36,875				$ 4		204,807				(1,043)	(166,893)	$ 0
Beginning balance, shares at Dec. 31, 2020					37,065,044
Net loss	(29,199)											(29,199)
Stock-based compensation	2,090						2,090
Issuance of common stock from stock-based compensation awards,shares					270,303
Issuance of common stock from stock-based compensation awards	227						227
Issuance of common stock	4,139						4,139
Issuance of common stock, shares					1,438,647
Ending balance at Dec. 31, 2021	14,132				$ 4		211,263				(1,043)	(196,092)
Ending balance, shares at Dec. 31, 2021					38,773,994
Beginning balance at Jun. 30, 2021	21,896				$ 4		204,663				(1,043)	(181,728)
Beginning balance, shares at Jun. 30, 2021					37,205,473
Net loss	(7,307)											(7,307)
Stock-based compensation	1,236						1,236
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, shares			96,251
Ending balance at Sep. 30, 2021	15,825				$ 4		205,899				(1,043)	(189,035)
Ending balance, shares at Sep. 30, 2021					37,301,724
Beginning balance at Dec. 31, 2021	14,132				$ 4		211,263				(1,043)	(196,092)
Beginning balance, shares at Dec. 31, 2021					38,773,994
Net loss	(14,054)											(14,054)
Stock-based compensation	2,890						2,890
Issuance of common stock		$ (7)		$ 5,051		$ 1		$ (7)		$ 5,050
Issuance of common stock, shares				3,880,000
Issuance of common stock upon exercise of pre-funded warrants, shares				3,880,000
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, shares			275,274
Cumulative Effect Of Adoption Of Lease Accounting Standard	832											832
Ending balance at Sep. 30, 2022	8,844				$ 5		219,196				(1,043)	(209,314)
Ending balance, shares at Sep. 30, 2022					46,809,268
Beginning balance at Jun. 30, 2022	13,759				$ 5		218,161				(1,043)	(203,364)
Beginning balance, shares at Jun. 30, 2022					46,715,542
Net loss	(5,950)											(5,950)
Stock-based compensation	1,035						1,035
Issuance of common stock and payment of minimum employee taxes withheld upon net share settlement of restricted stock units, shares			93,726
Ending balance at Sep. 30, 2022	$ 8,844				$ 5		$ 219,196				$ (1,043)	$ (209,314)
Ending balance, shares at Sep. 30, 2022					46,809,268